Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2018
Short-Term Bank Loans [Abstract]
Schedule of components of short-term bank loans
	As at December 31,
	2018	2017
Secured bank borrowings	1,092,783	1,606,930
Carrying amount repayable within 1 year	1,092,783	1,606,930

Schedule of borrowings fixed-rate and denominated in RMB
Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	1,092,785	3/21/2018	3/21/2019	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
	1,092,785